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                                RULE 24f-2 NOTICE


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: Registration of Securities Pursuant to Rule 24f-2 Colorado BondShares - A Tax-Exempt Fund
                  1933 Act No. 33-11981
                  1940 Act No. 811-05009

Ladies and Gentlemen:

On behalf of the above entitled issuer, I advise you as follows:

         1.  This Notice is filed for the fiscal year ended September 30, 1996.

         2. No securities of the issuer have been registered under the Securities Act of 1993 other than under Rule 24f-2. All securities sold by the issuer have been sold in reliance upon Rule 24f-2.

         3. The table attached provides the number of shares sold (exclusive of stock dividends not deemed to be sales), the aggregate sales price of the shares sold, the number of shares redeemed, the aggregate redemption price and the aggregate net sales price for each of the Issuer's Portfolios for the fiscal year ended September 30, 1996.

         4. A wire transfer in the amount of $820.58 representing the required registration fee of 1/33th of one percent is being remitted Fed Wire for our account 0000810744.

         5. Also attached hereto is a legal opinion that all shares sold during the fiscal year were legally issued, fully paid, and nonassessable.


Dated:  November 29, 1996             Colorado BondShares - A Tax-Exempt Fund


                                      By: /s/ Fred R. Kelly, Jr.
                                          ----------------------
                                          Fred R. Kelly, Jr.
                                          Portfolio Manager





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                     COLORADO BONDSHARES - A TAX-EXEMPT FUND
                         FISCAL YEAR SEPTEMBER 30, 1996

      Shares              Aggregate           Shares              Aggregate              Aggregate
       Sold                 Sales            Redeemed            Redemption              Net Sales
    -----------         -------------       -----------         -------------          -------------
    724,744.561         $6,719,353.97       431,911.072         $4,011,430.48          $2,707,923.49
    ===========         =============       ===========         =============          =============

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                              INDEX TO EXHIBITS


            Exhibit 99.B10 -- Opinion of Kutak Rock